S000023000 [Member] Annual Fund Operating Expenses - PUTNAM EMERGING MARKETS EQUITY FUND	Aug. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.94%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.34%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	1.55%	[2]
Fee Waiver or Reimbursement	(0.26%)	[3]
Net Expenses (as a percentage of Assets)	1.29%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.94%	[1]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.34%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	2.30%	[2]
Fee Waiver or Reimbursement	(0.26%)	[3]
Net Expenses (as a percentage of Assets)	2.04%
Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.94%	[1]
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.34%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	1.80%	[2]
Fee Waiver or Reimbursement	(0.26%)	[3]
Net Expenses (as a percentage of Assets)	1.54%
Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.94%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.34%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	1.30%	[2]
Fee Waiver or Reimbursement	(0.26%)	[3]
Net Expenses (as a percentage of Assets)	1.04%
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.94%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	1.14%	[2]
Fee Waiver or Reimbursement	(0.25%)	[3]
Net Expenses (as a percentage of Assets)	0.89%

[1]	Management fees are subject to a performance adjustment. The fund’s base management fee is subject to adjustment, up or down, based on the fund’s performance relative to the performance of the MSCI Emerging Markets Index-NR. For the most recent fiscal year, the fund’s base management fee prior to any performance adjustment was 0.903%.
[2]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the fund’s financial highlights, which reflect the fund’s operating expenses and do not include acquired fund fees and expenses.
[3]	The Investment Manager, as defined below, has contractually agreed to waive fees and/or reimburse operating expenses of the fund (exclusive of payments under the fund’s distribution plans, payments under the fund’s investor servicing contract, any performance-based upward or downward adjustment to the fund’s base management fee, brokerage, interest, taxes, investment-related expenses (including borrowing costs, i.e., short selling and lines of credit costs), extraordinary expenses, and acquired fund fees and expenses) so that the total annual fund operating expenses will not exceed 0.78% of the fund’s average net assets. Additionally, the Investment Manager has agreed to reduce its fees by an amount equal to the management fees paid by Franklin Templeton affiliated funds with respect to assets the fund invests in such affiliated funds. These obligations may not be modified or discontinued prior to December 31, 2026 without approval of the Board of Trustees.